Significant accounting policies - IFRS 16 reconciliation (Details) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations
Future minimum rentals payable under non-cancellable operating leases		kr (92)
Lease liabilities	kr (44)
Average incremental borrowing rate		0.32%
Effect of IFRS 16
Disclosure of initial application of standards or interpretations
Future minimum rentals payable under non-cancellable operating leases		kr (92)
Discounting effect		0
Increase in lease term		(2)
Deduction for leases reclassified as low value leases		0
Other changes		(1)
Lease liabilities		kr (95)